Schedule of assets and liabilities assumed in acquisition (Details) - USD ($)				12 Months Ended
	Jul. 02, 2021	May 08, 2020	Dec. 31, 2019	Aug. 31, 2021	Aug. 31, 2020	Apr. 30, 2020
IfrsStatementLineItems [Line Items]
Consideration paid in stock						$ 1,200,000
SideQik, Inc. [Member]
IfrsStatementLineItems [Line Items]
Consideration paid in stock	$ 3,962,000
Consideration paid in stock	4,207,000
Consideration paid in stock	255,852
Consideration paid in stock	817,557
Consideration paid in stock	69,631
Consideration paid in stock	12,730
Consideration paid in stock	910,000
Consideration paid in stock	210,000
Consideration paid in stock	310,000
Consideration paid in stock	2,900,193
Consideration paid in stock	(292,571)
Consideration paid in stock	(502,392)
Consideration paid in stock	(484,000)
Consideration paid in stock	484,000
Consideration paid in stock	$ 245,000
U M G Media Ltd [Member]
IfrsStatementLineItems [Line Items]
Consideration paid in stock			288,560
Consideration paid in stock			$ 3,804,344
Consideration paid in stock			3,846,223
Consideration paid in stock			(82,528)
Consideration paid in stock			76,052
Consideration paid in stock			88,877
Consideration paid in stock			313,622
Consideration paid in stock			510,000
Consideration paid in stock			460,000
Consideration paid in stock			3,209,045
Consideration paid in stock			64,466
Consideration paid in stock			41,879
Consideration paid in stock			112,901
Consideration paid in stock			388,996
Consideration paid in stock			560,000
Consideration paid in stock			(761,766)
Consideration paid in stock			(420,863)
Consideration paid in stock			(112,902)
Consideration paid in stock			(430,745)
Consideration paid in stock			$ (64,466)
Frankly Inc. [Member]
IfrsStatementLineItems [Line Items]
Consideration paid in stock		$ 12,155,000
Consideration paid in stock		13,212,001
Consideration paid in stock		1,241,511
Consideration paid in stock		5,368,562
Consideration paid in stock		444,690
Consideration paid in stock		40,152
Consideration paid in stock		2,000,000
Consideration paid in stock		100,000
Consideration paid in stock		2,700,000
Consideration paid in stock		14,895,595
Consideration paid in stock		148,949
Consideration paid in stock		(9,590,547)
Consideration paid in stock		(148,949)
Consideration paid in stock		2,157,000
Consideration paid in stock		(1,099,999)
Consideration paid in stock		(3,839,013)
WinView Inc [Member]
IfrsStatementLineItems [Line Items]
Consideration paid in stock		7,579,000
Consideration paid in stock		7,579,000
Consideration paid in stock		359,190
Consideration paid in stock		174,313
Consideration paid in stock		87,182
Consideration paid in stock		201,540
Consideration paid in stock		(699,053)
Consideration paid in stock		(201,540)
Consideration paid in stock		(1,423,738)
Consideration paid in stock		(87,182)
Consideration paid in stock		9,430,265
Consideration paid in stock		$ (174,795)
Issued capital [member]
IfrsStatementLineItems [Line Items]
Consideration paid in stock				386,584	288,560
Issued capital [member] | SideQik, Inc. [Member]
IfrsStatementLineItems [Line Items]
Consideration paid in stock	386,584
Consideration paid in stock	$ 3,962,000
Issued capital [member] | U M G Media Ltd [Member]
IfrsStatementLineItems [Line Items]
Consideration paid in stock			288,560
Issued capital [member] | Frankly Inc. [Member]
IfrsStatementLineItems [Line Items]
Consideration paid in stock		2,258,215
Issued capital [member] | WinView Inc [Member]
IfrsStatementLineItems [Line Items]
Consideration paid in stock			1,759,997
RSUs [member] | SideQik, Inc. [Member]
IfrsStatementLineItems [Line Items]
Consideration paid in stock	23,939
Consideration paid in stock	$ 245,000
Options And Warrants [Member] | U M G Media Ltd [Member]
IfrsStatementLineItems [Line Items]
Consideration paid in stock			26,553
Warrants [member] | Frankly Inc. [Member]
IfrsStatementLineItems [Line Items]
Consideration paid in stock		1,055,036